Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges

The following table presents the components of the unrealized gains or losses on the effective portion of the derivatives that qualify as cash flow hedges and are recorded as a component of Total other comprehensive income within the Consolidated Statements of Comprehensive Income:

Derivatives designated as	Amount of gains (losses) recognized at December 31
cash flow hedging instruments	2016	2015	2014
Interest rate swaps, net of tax benefit of $0, ($332), and ($217),at December 31, 2016, 2015, and 2014, respectively	$—	(617)	(403)
Foreign currency swaps, net of tax expense of $12,355, $15,550, and $4,683 at December 31, 2016, 2015, and 2014, respectively	22,945	28,879	8,698

Total	$22,945	28,262	8,295

Credit Derivative Type By Derivative Risk Exposure And Reference Type

The following table presents the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type, and average credit ratings for the credit derivatives in which the Company was assuming credit risk as of December 31, 2016 and 2015:

Credit Derivative type by derivative risk exposure and reference type	Notional Amount	Fair Value	Weighted Average Years to Maturity	Average Credit Rating
2016:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$331,400	367	6	BBB+

Total	$331,400	367

2015:
Basket credit default swaps
Investment grade risk exposure U.S. corporate credit	$150,900	1,569	7	BBB+

Total	$150,900	1,569

Balance Sheet Location and Fair Value of Derivatives

The following table presents a summary of the aggregate notional amounts and fair values of the Company’s freestanding derivative instruments as of December 31:

	2016				2015
			Gross Fair Value				Gross Fair Value
	Notional (1)		Assets	Liabilities	Notional (1)		Assets	Liabilities
Cash flow hedging instruments
Foreign currency swaps	$676,000		96,975	(11,731)	426,000		53,794	—

Total cash flow hedging instruments			$96,975	(11,731)			53,794	—

Nonqualifying hedging instruments
OTC options	$77,973,809		766,205	(514,758)	52,623,290		359,335	(226,761)
ETO	11,109,074		42,400	(27,345)	—		—	—
Futures	17,574,373		—	—	6,288,033		—	—
SAR	7,422	*	545	—	7,422	*	614	—
TRS	7,154,000		5,826	(3,702)	4,574,296		2,350	(33,812)
IRS	7,227,500		144,384	(77,799)	7,802,500		172,187	(89,482)
TBA securities	693,900		833	(299)	426,300		232	(266)

Total nonqualifying hedging instruments			$960,193	(623,903)			534,718	(350,321)

Total freestanding derivative instruments			1,057,168	(635,634)			588,512	(350,321)

(1)	Notional amounts are presented on a gross basis.
*	The notional amount for SAR is equal to the number of contracts outstanding.

Schedule of Embedded Derivatives

The following table presents a summary of the fair values of the Company’s embedded derivative instruments as of December 31:

	2016	2015
GMWB	$(2,156,234)	(2,170,539)
GMAB	(243,363)	(374,857)
MVLO	(15,141,482)	(14,495,312)
Other embedded derivative	1,863	3,097

Total embedded derivative instruments	$(17,539,216)	(17,037,611)

Gains or Losses Recognized in Income

The following table presents the gains or losses recognized in income on the various nonqualifying freestanding derivative instruments and embedded derivatives:

	Location in Consolidated	Amount of (losses) gains on derivatives recognized for the years ended December 31
	Statements of Operations	2016	2015	2014
MVLO	Policy fees	$(398,942)	79,951	194,229
MVLO	Policyholder benefits	139,481	115,737	2,159
MVLO	Change in fair value of annuity and life embedded derivatives	(386,709)	212,758	(3,344,049)
GMWB	Change in fair value of annuity and life embedded derivatives	14,235	(679,259)	(1,445,524)
GMAB	Change in fair value of annuity and life embedded derivatives	96,666	(122,094)	(166,411)

	Total change in fair value of annuity and life embedded derivatives	(275,808)	(588,595)	(4,955,984)

OTC options	Change in fair value of assets and liabilities	182,882	(361,419)	862,097
ETOs	Change in fair value of assets and liabilities	13,055	291	66,855
Futures	Change in fair value of assets and liabilities	(287,724)	(423,134)	(267,628)
SAR	Change in fair value of assets and liabilities	(54)	630	69
CDO embedded	Change in fair value of assets and liabilities	—	(188)	(150)
Other embedded	Change in fair value of assets and liabilities	(1,234)	1,423	(230)
TBA securities	Change in fair value of assets and liabilities	(2,837)	330	—
IRS	Change in fair value of assets and liabilities	87,380	279,158	1,085,355
TRS	Change in fair value of assets and liabilities	(37,143)	4,093	113,236
CDS	Change in fair value of assets and liabilities	4,689	(2,220)	(626)

	Total change in fair value of assets and liabilities	(40,986)	(501,036)	1,858,978

	Total derivative loss, net	$(576,255)	(893,943)	(2,900,618)

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2016
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$1,056,623	—	1,056,623	(615,349)	(395,913)	45,361
Derivative liabilities	$(635,634)	—	(635,634)	615,349	37,092	16,807

Net derivatives	$420,989	—	420,989	—	(358,821)	62,168

	December 31, 2015
				Gross amounts not offset in the Balance Sheet
	Gross amounts recognized	Gross amounts offset in the Balance Sheet	Net amounts presented in the Balance Sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$587,898	—	587,898	(346,116)	(216,659)	25,123
Derivative liabilities	$(350,276)	—	(350,276)	346,116	4,160	—

Net derivatives	$237,622	—	237,622	—	(212,499)	25,123

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.